PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in Actuarial Assumptions in Relation to Prior Year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ 934,128	R$ 668,481	R$ 522,105
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(138,745)	68,368	67,148
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	1,072,873	600,113	454,957
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	4,446,092	3,324,512	2,912,227
Difference from change in actuarial assumptions	702,058
Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	2,429,478	2,011,355	1,861,651
Difference from change in actuarial assumptions	311,181
Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	2,016,614	R$ 1,313,157	R$ 1,050,576
Difference from change in actuarial assumptions	390,877
Based on prior-year actuarial assumptions | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(3,744,034)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	(2,118,297)
Based on prior-year actuarial assumptions | Defined benefit liability | Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability	R$ (1,625,737)